Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Termination
5.
Plan Termination

Although it has not expressed any intention to do so, the Board of Directors of the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event that the Plan is terminated, participants become 100 percent vested in their accounts and the Plan provides that its net assets be used to pay all expenses and benefits due and will distribute the remaining assets among the Plan participants based upon their account balance.